Derivative Liabilities - Warrants (Details) - Cik0001812667 Cc Neuberger Principal Holdings Ii - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination	30 days	30 days
Public Warrants exercisable term from the closing of the public offering	12 months	12 months
Threshold maximum period for filing registration statement after business combination	20 days	20 days
Public Warrants expiration term	5 years	5 years
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold number of specified consecutive trading days for stock price trigger considered for redemption of warrants.	30 days	30 days
Vote of holders	50.00%	50.00%
Class A
Class of Warrant or Right [Line Items]
Public Warrants expiration term		60 days
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Public Warrants
Class of Warrant or Right [Line Items]
Warrants Outstanding	20,700,000
Threshold maximum period for registration statement to become effective after business combination	60 days
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants Outstanding	18,560,000	18,560,000
Redemption Of Warrants Commencing Ninety Days After Warrants Become Exercisable
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	$ 0.10	$ 0.10
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00	$ 10.00
Redemption period after the public warrants become exercisable	90 days	90 days
Number of trading days on which fair market value of shares is reported	10 days	10 days